Supplement

Dated June 6, 2019

to the Statutory Prospectus of the

Timothy Plan Family of Funds

Dated January 31, 2019

(Class A & C)

On April 29, 2019, the shareholders of the Timothy Plan Growth & Income Fund (the “Fund”) approved the engagement of Barrow, Hanley, Mewhinney & Strauss, LLC to manage the fixed income allocation of the Fund’s investment portfolio to replace James Investment Research, the Fund’s former Sub-Advisor. The Equity allocation of the Fund’s investment portfolio will be managed by Timothy Partners, Ltd., the Fund’s Investment Advisor. Accordingly, the Class A and C Shares Prospectus for the Timothy Plan Family of Funds, dated January 31, 2019, is amended as follows:

On page 45 of the Prospectus:

Sub-Advisor

Effective May 1, 2019, Barrow, Hanley, Mewhinney & Strauss, LLC (“BHMS”) serves as Investment Manager to the fixed income allocation of the Fund’s investment portfolio.

Portfolio Managers

Art Ally, President and Chief Investment Officer of Timothy Partners, Ltd., manages the equity allocation of the Fund’s investment portfolio and determines the allocations between equity and fixed income investments since May 1, 2019.

Mr. Scott McDonald, CFA, Mr. Mark Luchsinger, CFA, Ms. Deborah A Petruzzelli, Mr. Erik Olson, Mr. Rahul Pabna, CFA, Mr. Nicholas Losey, CFA, and Mr. Chet Paipanandiker of BHMS have managed the fixed income allocation of the Fund’s investment portfolio since May 1, 2019.

On page 81 of the Prospectus:

The sub-heading, “The Fixed Income Fund and High Yield Fund” is amended to state, The Fixed Income Fund, fixed income allocation of the Growth & Income Fund, and High Yield Fund”

On page 82 of the Prospectus:

The discussion relating to James Investment Research, Inc. is deleted in its entirety.

ALL PORTIONS OF THE PROSPECTUS NOT CHANGED BY THIS SUPPLEMENT OR OTHER SUPPLEMENTS SHALL REMAIN IN FULL FORCE AND EFFECT.

Supplement

Dated June 6, 2019

to the Statement of Additional Information of the

Timothy Plan Family of Funds

Dated January 31, 2019

(Class A & C)

The following changes are made to the Statement of Additional Information:

On page 19:

The Sub-Heading, “Fixed Income and High Yield Bond Funds” is amended to state, “Fixed Income Fund, fixed income allocation of the Growth & Income Fund, and High Yield Fund”.

Beginning on page 23:

The discussion relating to James Investment Research, Inc. is deleted in its entirety.

ALL PORTIONS OF THE STATEMENT OF ADDITIONAL INFORMATION NOT CHANGED BY THIS SUPPLEMENT OR OTHER SUPPLEMENTS SHALL REMAIN IN FULL FORCE AND EFFECT.